LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Components Of Lease Expense
The components of operating lease expense were as follows:

Years Ended December 31,	2024	2023	2022
Lease cost	$124,800	$112,195	$101,578
Short-term lease cost	10,869	10,102	10,226
Variable lease cost	1,673	1,773	1,840
Sublease income	(346)	(436)	(373)

	$136,996	$123,634	$113,271

Summary Of Balance Sheet Information Related To Leases
Supplemental balance sheet information related to operating leases were as follows:

December 31,	2024	2023
ROU assets	$419,138	$368,748
Current portion of operating lease liabilities	$103,978	$95,587
Operating lease liabilities	321,715	276,913

Total operating lease liabilities	$425,693	$372,500

Weighted Average Remaining Lease Term	5.0 years	4.8 years
Weighted Average Discount Rate	5.40%	4.91%

Summary Of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases were as follows:

Years Ended December 31,	2024	2023	2022
Operating cash flows for the measurement of operating lease liabilities	$121,528	$110,614	$100,092
Operating lease ROU assets obtained in exchange for operating lease obligations	$155,223	$148,196	$140,704

Maturities Of Operating Lease Liabilities
At December 31, 2024, maturities of operating lease liabilities over each of the next five years and thereafter were as follows:

2025	$124,420
2026	109,127
2027	82,552
2028	62,721
2029	43,834
Thereafter	66,159

Total lease payments	488,813
Less imputed interest	63,120

Total lease liability	$425,693